Taxation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Taxes [Line Items]
Weighted average of statutory tax rates	33.00%	37.00%	34.00%
Income tax recoverable	$ 1,328	$ 1,042
Deferred tax assets dependent on future taxable profits	8,773	9,979
Unrecognised taxable temporary differences associated with undistributed retained earnings of investments in subsidiaries, joint ventures and associates	6,356	3,951
Unrecognised deductible temporary differences, unused tax losses and credits carried forward	33,068	30,010
Unrecognised deductible temporary differences, unused tax losses and credits carried forward that are subject to time limits for utilisation of five years or later or are not time limited	24,295	22,704
Australia
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 36,905	$ 4,900